Segment Information - Segment contribution and reconciliation to income/(loss) before taxes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Segment contribution		$ 1,936	$ 1,788	$ 1,091
Amortization of intangible assets		(653)	(590)	(1,078)
Impairment charges	$ 61	(62)	(225)	(167)
General & administration (corporate)		(255)	(251)	(232)
Separation costs		0	(36)	(217)
Transformation costs		(119)	(68)	(49)
Fair value adjustments to contingent consideration liabilities		23	42	63
Past service costs and settlements		0	18	154
Acquisition and integration related costs		(64)	0	0
Other		(134)	(98)	(47)
Operating income/(loss)		672	580	(482)
Interest expense		(134)	(120)	(124)
Other financial income & expense		(75)	(42)	(29)
Income/(loss) before taxes		463	418	(635)
Total depreciation of property, plant & equipment		(330)	(323)	(293)
Total depreciation of right-of-use assets		(76)	(81)	(79)
Total impairment charges on property, plant & equipment, net		(2)	0	(6)
Total equity-based compensation		(152)	(151)	(113)
Not allocated to segments
Disclosure of operating segments [line items]
Total depreciation of property, plant & equipment		(1)	0	0
Total equity-based compensation		(17)	(17)	(13)
Surgical
Disclosure of operating segments [line items]
Segment contribution		1,336	1,184	672
Impairment charges		(60)	(178)	(66)
Surgical | Operating segments
Disclosure of operating segments [line items]
Total depreciation of property, plant & equipment		(131)	(129)	(122)
Total depreciation of right-of-use assets		(46)	(50)	(47)
Total impairment charges on property, plant & equipment, net		(2)	0	(6)
Total equity-based compensation		(74)	(74)	(55)
Vision Care
Disclosure of operating segments [line items]
Segment contribution		600	604	419
Impairment charges		(2)	(47)	(101)
Vision Care | Operating segments
Disclosure of operating segments [line items]
Total depreciation of property, plant & equipment		(198)	(194)	(171)
Total depreciation of right-of-use assets		(30)	(31)	(32)
Total impairment charges on property, plant & equipment, net		0	0	0
Total equity-based compensation		$ (61)	$ (60)	$ (45)